Deposits (Maturity Schedule of Term Deposits) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 652,090	$ 577,249
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	143,758	118,862
Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	44,735	19,710
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	225,517	215,709
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	30,412	30,980
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	207,668	191,988
Within 1 year [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	466,611	397,246
Within 1 year [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	113,041	81,215
Within 1 year [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	44,732	19,705
Within 1 year [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	87,025	88,034
Within 1 year [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	15,622	16,416
Within 1 year [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	206,191	$ 191,876
Over 1 year to 2 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	59,766
Over 1 year to 2 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	15,120
Over 1 year to 2 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 1 year to 2 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	37,681
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	5,488
Over 1 year to 2 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,477
Over 2 years to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	58,571
Over 2 years to 3 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	8,906
Over 2 years to 3 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1
Over 2 years to 3 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	45,697
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,967
Over 2 years to 3 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 3 years to 4 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	21,845
Over 3 years to 4 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,253
Over 3 years to 4 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 3 years to 4 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	16,981
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,611
Over 3 years to 4 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 4 years to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,410
Over 4 years to 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,431
Over 4 years to 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2
Over 4 years to 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	13,989
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,988
Over 4 years to 5 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25,887
Over 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7
Over 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Over 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	24,144
Over 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,736
Over 5 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	0
Within 3 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	195,919
Within 3 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	46,226
Within 3 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	19,001
Within 3 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	47,672
Within 3 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	7,038
Within 3 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	75,982
Over 3 months to 6 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	99,257
Over 3 months to 6 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	30,780
Over 3 months to 6 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,434
Over 3 months to 6 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	11,295
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	2,768
Over 3 months to 6 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	51,980
Over 6 months to 12 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	171,435
Over 6 months to 12 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	36,035
Over 6 months to 12 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	23,297
Over 6 months to 12 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	28,058
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	5,816
Over 6 months to 12 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 78,229